Borrowings (Details 2)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ARS ($)
Borrowings
Balance at the beginning of the year, Beginning	$ 629,048			$ 717,653
Borrowings		$ 56,677,000,000		71,761,000,000
Payment of borrowings		93,577,000,000		109,030,000,000
Collection / (Payment) of short term loans, net		8,160,000,000		(3,693,000,000)
Interests paid		20,539,000,000		32,907,000,000
Accrued interests		16,564,000,000		36,584,000,000
Cumulative translation adjustment and exchange differences, net		(44,091,000,000)		112,430,000,000
Borrowings, deconsolidation		(425,333,000,000)		(143,355,000,000)
Financial assets activation	$ 468			0
Repurchase of non-convertible notes		362,000,000		(20,493,000,000)
Inflation adjustment		(9,233,000,000)		(1,500,000,000)
Incorporation by business combination		0		2,830,000,000
Transfer to / from assets available for sale		0		(1,232,000,000)
Reclassifications and other movements		162,000,000		$ 0
Balance at the end of the year, Ending		$ 118,668	$ 629,048